SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	$ 4,404	$ 4,648
Acquisitions	449	283
Amortization	(464)	(352)	$ (259)
Foreign currency exchange adjustments	524	(175)
Transfer	244
Balance at December 31, 2025	5,157	4,404	4,648
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	920	967
Acquisitions
Amortization
Foreign currency exchange adjustments	114	(47)
Transfer
Balance at December 31, 2025	1,034	920	967
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	1,593	1,775
Acquisitions
Amortization	(97)	(93)
Foreign currency exchange adjustments	197	(89)
Transfer
Balance at December 31, 2025	1,693	1,593	1,775
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Balance at December 31, 2024	1,891	1,906
Acquisitions	449	283
Amortization	(367)	(259)
Foreign currency exchange adjustments	213	(39)
Transfer	244
Balance at December 31, 2025	$ 2,430	$ 1,891	$ 1,906